Warrant liability (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.53%
Expected life of warrants (in years)	3 years
Expected annualized volatility	72.42%
Forfeiture rate	0.00%